STOCK-BASED COMPENSATION - SHARE-BASED COMPENSATION ACTIVITY (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Share-based Compensation	$ 395	$ 351		$ 335
Continuing and Discontinued Operations
Stock or Unit Option Plan Expense	220	216	[1]	199	[1]
Other Stock-Based Compensation Expense	175	150	[1]	143	[1]
Share-based Compensation	395	366	[1]	342	[1]
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	$ 87	$ 111	[1]	$ 85	[1]

[1]	Includes amounts related to discontinued operations, which are not material in any period presented.